Income Taxes - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Taxes
Current income tax expense or benefit	$ 0	$ 0	$ 0	$ 0
Deferred income tax expense or benefit	$ 0	$ 0	$ 0	$ 0